Subsequent Events - Director Employment Agreement (Details) - Angel Studios, Inc. CIK: 0001671941	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) item shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Subsequent Events
Number of options granted | shares		1,712,073	431,763
Beyond five up to ten motion pictures delivery | Class F Common Stock
Subsequent Events
Ratio of options to be vested for delivery of each motion picture	0.20
Subsequent Event
Subsequent Events
Term of Director Employment Agreement	10 years
Minimum number of motion pictures agreed to direct | item	5
Upfront fee	$ 950,000
Earnout period of upfront fee	364 days
Percentage to be earned on value of house	10.00%
Subsequent Event | Minimum
Subsequent Events
Value of house purchased for director	$ 4,000,000
Subsequent Event | Maximum
Subsequent Events
Value of house purchased for director	5,000,000
Subsequent Event | During first year of agreement
Subsequent Events
Salary	50,000
Subsequent Event | During year two and year three of agreement
Subsequent Events
Annual increase in salary	600,000
Subsequent Event | During year four through year ten of agreement
Subsequent Events
Salary	12,000,000
Salary to be paid as upfront	6,000,000
Cumulative salary to be paid over the period	$ 6,000,000
Subsequent Event | Up to delivery of five motion pictures
Subsequent Events
Option vesting period	10 years
Subsequent Event | Up to delivery of five motion pictures | Maximum | Class F Common Stock
Subsequent Events
Number of options granted | shares	116,000
Subsequent Event | Beyond five up to ten motion pictures delivery | Class F Common Stock
Subsequent Events
Options to be vested for delivery of each motion picture | shares	8,000
Subsequent Event | Beyond five up to ten motion pictures delivery | Maximum | Class F Common Stock
Subsequent Events
Number of options granted | shares	40,000